Property and Equipment - Schedule of Book Values of Property and Equipment (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	SFr 385
Property and equipment, net at end of period	534	SFr 385
Acquisition cost
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	1,194	964
Additions	301	230
Disposals	(62)
Property and equipment, net at end of period	1,433	1,194
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	(809)	(676)
Depreciation expense	(152)	(133)
Disposals	62
Property and equipment, net at end of period	(899)	(809)
Laboratory Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	80
Property and equipment, net at end of period	140	80
Laboratory Equipment | Acquisition cost
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	628	618
Additions	126	10
Disposals	(53)
Property and equipment, net at end of period	701	628
Laboratory Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	(548)	(464)
Depreciation expense	(66)	(84)
Disposals	53
Property and equipment, net at end of period	(561)	(548)
Laboratory Fixtures and Fittings
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	70
Property and equipment, net at end of period	50	70
Laboratory Fixtures and Fittings | Acquisition cost
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	195	195
Property and equipment, net at end of period	195	195
Laboratory Fixtures and Fittings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	(125)	(106)
Depreciation expense	(20)	(19)
Property and equipment, net at end of period	(145)	(125)
Office Equipment & Hardware
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	147
Property and equipment, net at end of period	205	147
Office Equipment & Hardware | Acquisition cost
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	273	151
Additions	95	122
Disposals	(9)
Property and equipment, net at end of period	359	273
Office Equipment & Hardware | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	(126)	(106)
Depreciation expense	(37)	(20)
Disposals	9
Property and equipment, net at end of period	(154)	(126)
Leasehold Improvement
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	89
Property and equipment, net at end of period	139	89
Leasehold Improvement | Acquisition cost
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	98
Additions	80	98
Property and equipment, net at end of period	178	98
Leasehold Improvement | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	(10)
Depreciation expense	(29)	(10)
Property and equipment, net at end of period	SFr (39)	SFr (10)